401(k) Savings and Retirement Plan	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
401(k) Savings and Retirement Plan
401(k) Savings and Retirement Plan

The Company’s 401(k) Savings and Retirement Plan (the “401(k) Plan”) is available to all employees with at least one year of employment service, who have worked at least 1,000 hours in a service year and who are at least 21 years of age. There were no Company contributions related to the 401(k) Plan during the years ended December 31, 2016 and 2015. The Company’s common stock is not an investment option to employees participating in the 401(k) Plan.